Critical Judgments and Accounting Estimates - Forward Commodity Price Estimates (Details) - Oil and natural gas reserves [member]	12 Months Ended
Dec. 31, 2017 $ / Mcf $ / bbl
Egypt [member]
Average Sales Prices of Oil and Gas [Line Items]
Discount rate used in current measurement of fair value less costs of disposal	15.00%
Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Discount rate used in current measurement of fair value less costs of disposal	10.00%
Oil [member] | Egypt [member]
Average Sales Prices of Oil and Gas [Line Items]
Percentage increase in commodity prices after 5 years to the end of reserve life	2.00%
Oil [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Percentage increase in commodity prices after 5 years to the end of reserve life	2.00%
Gas [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Percentage increase in commodity prices after 5 years to the end of reserve life	2.00%
Condensate [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Percentage increase in commodity prices after 5 years to the end of reserve life	2.00%
Butane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Percentage increase in commodity prices after 5 years to the end of reserve life	2.00%
Propane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Percentage increase in commodity prices after 5 years to the end of reserve life	2.00%
Ethane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Percentage increase in commodity prices after 5 years to the end of reserve life	2.00%
2018 [member] | Oil [member] | Egypt [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	53.76
2018 [member] | Oil [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	54.30
2018 [member] | Gas [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit) | $ / Mcf	1.63
2018 [member] | Condensate [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	58.80
2018 [member] | Butane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	38.07
2018 [member] | Propane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	31.88
2018 [member] | Ethane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	4.53
2019 [member] | Oil [member] | Egypt [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	51.92
2019 [member] | Oil [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	54.27
2019 [member] | Gas [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit) | $ / Mcf	1.91
2019 [member] | Condensate [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	57.41
2019 [member] | Butane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	34.37
2019 [member] | Propane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	28.83
2019 [member] | Ethane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	5.46
2020 [member] | Oil [member] | Egypt [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	51.41
2020 [member] | Oil [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	54.98
2020 [member] | Gas [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit) | $ / Mcf	2.21
2020 [member] | Condensate [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	57.81
2020 [member] | Butane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	34.70
2020 [member] | Propane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	28.70
2020 [member] | Ethane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	6.45
2021 [member] | Oil [member] | Egypt [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	54.28
2021 [member] | Oil [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	57.69
2021 [member] | Gas [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit) | $ / Mcf	2.52
2021 [member] | Condensate [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	60.81
2021 [member] | Butane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	36.53
2021 [member] | Propane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	29.17
2021 [member] | Ethane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	7.50
2022 [member] | Oil [member] | Egypt [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	57.16
2022 [member] | Oil [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	60.65
2022 [member] | Gas [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit) | $ / Mcf	2.75
2022 [member] | Condensate [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	63.65
2022 [member] | Butane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	38.36
2022 [member] | Propane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	29.71
2022 [member] | Ethane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	8.23